Annual Fund Operating Expenses - Nationwide Investor Destinations Moderately Conservative	Mar. 01, 2021
Class A Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.29%
Total Annual Fund Operating Expenses	0.83%
Class C Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.29%
Total Annual Fund Operating Expenses	1.57%
Class R Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.29%
Total Annual Fund Operating Expenses	1.17%
Class R6 Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.29%
Total Annual Fund Operating Expenses	0.51%
Institutional Service Class Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.29%
Total Annual Fund Operating Expenses	0.66%
Service Class Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.29%
Total Annual Fund Operating Expenses	0.92%